Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Salaries and short-term benefits	$ 9,062	$ 9,737
Share-based payments	18,293	8,280
Key management personnel remuneration	$ 27,355	$ 18,017